BRINKER CAPITAL DESTINATIONS TRUST

SUPPLEMENT DATED September 30, 2021,

TO THE PROSPECTUS DATED JULY 1, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Change in Portfolio Management for the Destinations International Equity Fund

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been appointed to serve as a sub-adviser to the Destinations International Equity Fund.

Accordingly, in the “Fund Summaries” section for the Fund, under the heading titled “Investment adviser,” in the chart titled “Sub-advisers and Portfolio Managers (Title),” the following text is hereby added in the appropriate alphabetical order thereof:

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Barrow, Hanley, Mewhinney & Strauss, LLC
Rand Wrighton, CFA, Senior Managing Director	2021
T.J. Carter, CFA, CPA, Managing Director	2021

In addition, in the “Fund Management” section, under the heading titled “Destinations International Equity,” the following text is hereby added in the appropriate alphabetical order thereof:

Barrow, Hanley, Mewhinney & Strauss, LLC: Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), located at 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, serves as a sub-adviser to the Destinations International Equity Fund. Barrow Hanley is a Delaware limited liability company and an indirect majority-owned affiliate of Perpetual Limited, a publicly traded company. Rand Wrighton, CFA, and T.J. Carter, CFA, CPA, manage the portion of the Destinations International Equity Fund’s assets allocated to Barrow Hanley. Mr. Wrighton joined Barrow Hanley in 2005. Prior to Barrow Hanley, he worked as an associate at Deutsche Bank Securities and as an intern analyst for both UTIMCO and New York based Perry Capital Management. He also served as a Captain in the U.S. Marine Corps from 1996-2000. Mr. Wrighton began his investment career at Barrow Hanley as a research analyst covering the Industrials, Energy, and Technology sectors. In 2006, Mr. Wrighton helped to lead the firm’s expansion into Non-U.S., Global and Emerging Market investment products. He is a member of the CFA Society of Dallas-Fort Worth. Mr. Wrighton holds an MBA from the University of Texas and a BA in Economics from Vanderbilt University. Mr. Carter joined Barrow Hanley in 2014 from Kingstown Capital Management, where he served as an analyst. His prior experience includes analyst positions at Outpoint Capital Management and Highland Capital Management. Mr. Carter began his career at Deloitte & Touche, LLP. He received a BSBA from the University of Arkansas and an MBA from Columbia Business School.

Name Change of Sub-adviser for the Destinations Large Cap Equity Fund

On August 31, 2021, The Bank of New York Mellon Corporation transferred certain investment management personnel from Mellon Investments Corporation, a sub-adviser to the Fund, and an indirect subsidiary of The Bank of New York Mellon Corporation, to Newton Investment Management North America, LLC, an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. There will be no changes to the portfolio management personnel responsible for the management of the Fund.

Accordingly, in the “Fund Summaries” section for the Fund, under the heading titled “Investment adviser,” in the chart titled “Sub-advisers and Portfolio Managers (Title),” all references to “Mellon Investments Corporation” are hereby deleted and replaced with “Newton Investment Management North America, LLC,” and all abbreviations for “Mellon” are hereby deleted and replaced with “NIMNA” in the appropriate alphabetical order thereof. In addition, the Sub-adviser’s address 201 Washington Street, Boston, Massachusetts 02108 is hereby deleted and replaced with 200 Park Avenue, New York, New York 10166.

In addition, effective immediately, except with respect to references describing the portfolio managers’ industry experience under the section titled “Sub-Advisers,” under the sub-section titled “Sub-Advisers and Portfolio Managers,” all references to “Mellon Investments Corporation” are hereby deleted and replaced with “Newton Investment Management North America, LLC,” and all abbreviations for “Mellon” are hereby deleted and replaced with “NIMNA” in the appropriate alphabetical order thereof.

Change in Portfolio Management for the Destinations Shelter Fund

Grant Engelbart has been appointed to serve as a portfolio manager to the Destinations Shelter Fund.

Accordingly, in the “Fund Summaries” section for the Fund, under the heading titled “Investment adviser,” the following text is hereby added in the appropriate alphabetical order thereof in the chart:

Portfolio Manager	Experience with the Fund	Title with Adviser
Grant Engelbart, CFA, CAIA	2021	Senior Portfolio Manager

Additionally, in the “About the Funds” section, under the heading titled “Fund Management,” the following text is hereby added as the fourth paragraph:

Grant Engelbart, CFA, CAIA, is a Senior Portfolio Manager at Brinker Capital. He joined Brinker Capital in 2020. Prior to joining Brinker Capital, Mr. Engelbart held various roles at CLS Investments, LLC from 2009 to 2020, including research/portfolio analyst, portfolio manager and senior portfolio manager and director of research. Mr. Engelbart has a B.B.A. in Finance from the University of Nebraska – Lincoln.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRINKER CAPITAL DESTINATIONS TRUST

SUPPLEMENT DATED SEPTEMBER 30, 2021,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 1, 2021

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Change in Portfolio Management for the Destinations International Equity Fund (the “Fund”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been appointed to serve as a sub-adviser to the Fund.

Accordingly, in the section titled “Portfolio Manager Disclosure,” under the heading titled “Portfolio Managers,” the following text is hereby added in the appropriate alphabetical order thereof:

Barrow, Hanley, Mewhinney & Strauss, LLC

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as a Sub-adviser to a portion of the assets of the Destinations International Equity Fund. Barrow Hanley is a Delaware limited liability company and an indirect majority-owned affiliate of Perpetual Limited, a publicly traded company. Barrow Hanley is an investment management firm that focuses on value focused investment strategies. As of June 30, 2021, Barrow Hanley had $50.58 billion in assets under management.

Compensation. Brinker Capital pays Barrow Hanley a fee based on the assets under management of the Destinations International Equity Income Fund as set forth in an investment sub-advisory agreement between Barrow Hanley and Brinker Capital.

Barrow Hanley’s compensation package for portfolio managers is influenced by producing competitive investment performance, which generally will lead to asset growth in their representative strategies, however, this is not the sole driver of a portfolio manager’s compensation. In addition to performance, client retention, and asset stability, portfolio managers are evaluated on their value added to the overall investment process, and contributions in other areas, such as meetings with clients and consultants, and mentoring less experienced members of the research team. In addition, key members of the firm participate in an Equity Plan designed for long-term incentive compensation and retention of employees to ensure the continued stability of the investment teams.

Compensation of our investment professionals is tied to their overall contribution to the success of Barrow Hanley. In addition to base salary, all portfolio managers and analysts are eligible to participate in a bonus pool. The amount of bonus compensation is based on quantitative and qualitative factors and may be substantially higher than an investment professional’s base compensation. Portfolio managers and analysts are evaluated on the value each adds to the overall investment process and performance, and their contributions in other areas, such as meetings with clients and consultants. Bonus compensation for analysts is directly tied to their investment recommendations, which are evaluated every six months versus the appropriate industry group/sector benchmark based on trailing one-year and three-year relative performance. The final component of compensation of key employees, including portfolio managers and analysts, is their interest in our equity plan. Each quarter, equity owners receive a share of the firm’s profits in the form of a dividend, which is related to the performance of the entire firm.

Ownership of Fund Shares. As of June 30, 2021, Barrow Hanley’s portfolio managers did not beneficially own any shares of the Destinations International Equity Fund.

Other Accounts. As of June 30, 2021, in addition to the Destinations International Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rand Wrighton, CFA	1	$709.3	1	$1.5	2	$386.3
T.J. Carter, CFA, CPA	2	$1,058.6	1	$236.1	2	$1,303.0

Mr. Wrighton is a member of various other equity value teams managing 8 other accounts and approximately $2.3 billion.

Mr. Carter is a member of various other equity value teams managing 13 other accounts and approximately $8.5 billion.

Conflicts of Interest. As a fiduciary, Barrow Hanley must act in its clients’ best interests and must care for the clients’ assets in such a manner as to benefit the client. Barrow Hanley has adopted a Conflicts of Interest Policy provided in the firm’s Compliance Manual and also disclosed in our Form ADV. Within the following areas of its business, Barrow Hanley has identified potential conflicts of interest, adopted policies and procedures to mitigate potential conflicts, and disclosed conflicts including the following: a) Advisory agreements and fees, and performance-based fees; b) Investment risk management; c) Valuation of securities that cannot be priced by the third-party pricing service, particularly illiquid securities held in the Bank Loan investment strategy; d) Capital structure conflicts between investments in bonds, and/or bank debt, and/or equity holdings acquired for clients; e) Custody and affiliates deemed to have custody; f) Clients’ directed brokerage arrangements; g) Communication of holdings and duty of confidentiality; h) Material non-public information; i) Personal securities transactions; j) Personal political contributions; k) Proxy voting; l) Side by side management of clients’ assets; m) Client commission arrangements and purchasing research; n) Solicitation arrangements or compensation for referrals; o) Best execution, trade aggregation, allocation, IPOs, cross trading; p) Whistleblowing and retaliation.

Barrow Hanley makes investments in numerous issuers/companies for clients’ portfolios, which include equity and/or debt (bonds or credit). Potential conflicts can arise when the firm makes investments in senior and/or junior securities, or securities with competing interests for different investment strategies. Barrow Hanley manages potential conflicts between investment strategies through allocation policies and procedures, internal review processes, and oversight by the CCO, directors and independent third-parties.

Actual or potential conflicts of interest may arise when a Portfolio Manager has management responsibilities for more than one account including mutual fund or private commingled fund accounts. Barrow Hanley manages potential conflicts between funds and/or types of accounts through trade allocation policies and procedures, internal review processes, and oversight by the CCO, directors, and independent third parties. Barrow Hanley’s investment management and trading policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities or issuer.

Name Change of Sub-adviser for the Destinations Large Cap Equity Fund (the “Fund”)

On August 31, 2021, The Bank of New York Mellon Corporation transferred certain investment management personnel from Mellon Investments Corporation, a sub-adviser to the Fund, and an indirect subsidiary of The Bank of New York Mellon Corporation, to Newton Investment Management North America, LLC, an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. There will be no changes to the portfolio management personnel responsible for the management of the Fund.

Accordingly, in the section titled “Portfolio Manager Disclosure,” under the heading titled “Portfolio Managers,” effective immediately, all references to “Mellon Investments Corporation” are hereby deleted and replaced with “Newton Investment Management North America, LLC” and all abbreviations for “Mellon” are hereby deleted and replaced with “NIMNA” in the appropriate alphabetical order thereof.

In addition, the Sub-adviser’s address 201 Washington Street, Boston, Massachusetts 02108 is hereby deleted and replaced with 200 Park Avenue, New York, New York 10166.

Change in Portfolio Management for the Destinations Shelter Fund

Grant Engelbart has been appointed to serve as a portfolio manager to the Destinations Shelter Fund.

Accordingly, in the section titled “Portfolio Manager Disclosure,” under the heading titled “Portfolio Managers” and the sub-heading titled “Brinker Capital Investments, LLC,” the following row is hereby added in the appropriate alphabetical order to the table titled “Ownership of Fund Shares”:

Name of Fund	Name of Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Destinations Shelter Fund	Grant Engelbart	None

Additionally, in the section titled “Portfolio Manager Disclosure,” under the heading titled “Portfolio Managers” and the sub-heading titled “Brinker Capital Investments, LLC” the following row is hereby added in the appropriate alphabetical order to the table titled “Other Accounts”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Grant Engelbart, CFA, CAIA	3	$776	0	$0	35,931	$5,230

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE